April 7, 2006






U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

 RE:     Vanguard New Jersey Tax-Free Funds (the Trust)
         File No. 33-17351

Commissioners:

Enclosed is the 27th Post-Effective-Amendment of the Trust's Registration Statement of the Vanguard New Jersey Tax-Free Funds (the "Trust") of Form N-1A. The purpose of the filing is to incorporate new derivative policy disclosure.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on June 8, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-5693 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,

The Vanguard Group, Inc.



Natalie Bej
Associate Counsel

Enclosures


cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission